Label	Element	Value
PACE High Yield Investments
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Supplement [Text Block]	ck0000930007_SupplementTextBlock

PACE® High Yield Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

Effective on or about November 28, 2013, the Prospectuses and SAI are hereby revised as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® High Yield Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The section captioned "PACE High Yield Investments Fund summary" and sub-headed "Management process" beginning on page 27 of the Multi-Class Prospectus and page 28 of the Class P Prospectus is revised by replacing the eighth and ninth sentences of the first paragraph of that section with the following:

MacKay Shields anticipates that under normal circumstances the fund's average duration will be within +/- 50% of that of the BofA Merrill Lynch Global High Yield Index, as calculated by the investment advisor, which as of June 30, 2013 was approximately 4.3 years.